Note 20 - Net Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
(in thousands of US dollars, except share information)	2022	2021

Net earnings (loss) attributable to Company	$46,253	$(390,338)
After-tax interest on Convertible Notes	-	-
Adjusted numerator under the If-Converted Method	$46,253	$(390,338)

Weighted average number of shares used in computing basic earnings per share	43,409,265	42,920,089
Assumed exercise of stock options acquired under the Treasury Stock Method	509,138	-
Conversion of Convertible Notes	-	-
Number of shares used in computing diluted earnings per share	43,918,403	42,920,089

Schedule of Share Repurchase Agreement [Table Text Block]
	Shares
	purchased	Amount

2021/2022 NCIB	999,439	$126,366
2022/2023 NCIB	427,274	39,362
	1,426,713	$165,728